Financial and capital risk management (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	$ 567	$ (83)	$ (197)
Not Designated As Hedging Instruments [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	476	160	(270)
Not Designated As Hedging Instruments [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	6	19	205
Not Designated As Hedging Instruments [Member] | Cdi Tjlp Versus Usd Fixed And Floating Rate Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	(1)	(98)	(142)
Not Designated As Hedging Instruments [Member] | Ipca Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	1	56	(18)
Not Designated As Hedging Instruments [Member] | Eurobonds Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow			(29)
Not Designated As Hedging Instruments [Member] | Dollar Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	454	164	(79)
Not Designated As Hedging Instruments [Member] | Libor Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	8	46	(2)
Not Designated As Hedging Instruments [Member] | Treasury Hedge Forward [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	14	(8)
Not Designated As Hedging Instruments [Member] | Bunker Oil Gasoil And Brent [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	7	9	205
Not Designated As Hedging Instruments [Member] | Energy Transition Materials [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	(1)	10
Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	85	(262)	(132)
Designated As Hedging Instruments [Member] | Commodity Contract For Nickel [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	85	(277)	(67)
Designated As Hedging Instruments [Member] | Palladium [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow		15	5
Designated As Hedging Instruments [Member] | Coal [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow			$ (70)